UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2015

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.21%

Aerospace & Defense 1.68%

Orbital ATK, Inc.	288,222	$22,087
Triumph Group, Inc.	321,000	19,170
Total		41,257

Banks 8.02%

CIT Group, Inc.	682,300	30,786
Citizens Financial Group, Inc.	1,541,300	37,192
East West Bancorp, Inc.	722,400	29,228
Fifth Third Bancorp	1,318,900	24,861
First Republic Bank	538,100	30,720
M&T Bank Corp.	345,700	43,904
Total		196,691

Building Products 1.08%

Armstrong World Industries, Inc.*	459,200	26,390

Capital Markets 3.78%

Affiliated Managers Group, Inc.*	125,500	26,955
Greenhill & Co., Inc.	428,200	16,978
Invesco Ltd.	1,228,500	48,759
Total		92,692

Chemicals 3.61%

Albemarle Corp.	565,200	29,865
Axalta Coating Systems Ltd.*	682,200	18,842
Axiall Corp.	429,500	20,161
Huntsman Corp.	889,000	19,709
Total		88,577

Communications Equipment 2.73%

Harris Corp.	103,062	8,117
Juniper Networks, Inc.	1,406,000	31,748
Motorola Solutions, Inc.	404,500	26,968
Total		66,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2015

Investments	Shares	Fair Value (000)
Electric: Utilities 5.72%

Edison International	669,500	$41,824
ITC Holdings Corp.	753,100	28,188
Portland General Electric Co.	1,050,000	38,944
PPL Corp.	930,500	31,321
Total		140,277

Energy Equipment & Services 0.73%

Superior Energy Services, Inc.	799,200	17,854

Food Products 1.76%

Pinnacle Foods, Inc.	1,057,200	43,144

Health Care Equipment & Supplies 2.35%

Alere, Inc.*	582,800	28,499
St. Jude Medical, Inc.	443,400	28,998
Total		57,497

Health Care Providers & Services 5.05%

Cardinal Health, Inc.	489,219	44,162
Cigna Corp.	400,800	51,879
Universal Health Services, Inc. Class B	235,500	27,721
Total		123,762

Hotels, Restaurants & Leisure 2.95%

MGM Resorts International*	1,173,500	24,679
Wyndham Worldwide Corp.	525,500	47,542
Total		72,221

Household Durables 4.87%

Jarden Corp.*	862,250	45,613
Lennar Corp. Class A	462,200	23,947
Whirlpool Corp.	246,600	49,828
Total		119,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2015

Investments	Shares	Fair Value (000)
Information Technology Services 4.14%

Fidelity National Information Services, Inc.	767,800	$52,256
Vantiv, Inc. Class A*	564,400	21,278
VeriFone Systems, Inc.*	800,800	27,940
Total		101,474

Insurance 10.50%

Allstate Corp. (The)	385,402	27,429
Argo Group International Holdings Ltd.	318,553	15,975
Hanover Insurance Group, Inc. (The)	371,657	26,975
Hartford Financial Services Group, Inc. (The)	1,481,600	61,960
Lincoln National Corp.	774,100	44,480
Marsh & McLennan Cos., Inc.	431,000	24,175
XL Group plc (Ireland)(a)	1,535,300	56,499
Total		257,493

Leisure Products 1.19%

Hasbro, Inc.	460,600	29,128

Life Sciences Tools & Services 1.43%

PerkinElmer, Inc.	684,700	35,016

Machinery 2.54%

Ingersoll-Rand plc (Ireland)(a)	463,400	31,548
Stanley Black & Decker, Inc.	322,500	30,754
Total		62,302

Metals & Mining 1.71%

Allegheny Technologies, Inc.	895,351	26,870
Reliance Steel & Aluminum Co.	245,700	15,007
Total		41,877

Multi-Line Retail 0.72%

Macy’s, Inc.	271,400	17,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2015

Investments	Shares	Fair Value (000)
Multi-Utilities 2.51%

CMS Energy Corp.	760,500	$26,549
Sempra Energy	321,700	35,072
Total		61,621

Oil, Gas & Consumable Fuels 4.80%

Cimarex Energy Co.	400,700	46,117
CONSOL Energy, Inc.	725,900	20,245
Diamondback Energy, Inc.*	171,800	13,201
EQT Corp.	246,600	20,436
Gulfport Energy Corp.*	384,100	17,634
Total		117,633

Paper & Forest Products 2.12%

International Paper Co.	937,800	52,038

Pharmaceuticals 3.13%

Actavis plc*	40,800	12,143
Mallinckrodt plc*	327,600	41,490
Mylan NV*	388,100	23,034
Total		76,667

Real Estate Investment Trusts 9.01%

Boston Properties, Inc.	331,600	46,583
Camden Property Trust	385,600	30,127
DDR Corp.	1,046,700	19,490
Duke Realty Corp.	1,508,500	32,840
Kimco Realty Corp.	925,500	24,850
SL Green Realty Corp.	247,800	31,813
Taubman Centers, Inc.	199,017	15,350
UDR, Inc.	578,768	19,695
Total		220,748

Real Estate Management & Development 2.98%

Jones Lang LaSalle, Inc.	284,700	48,513
Realogy Holdings Corp.*	539,500	24,536
Total		73,049

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2015

Investments	Shares	Fair Value (000)
Road & Rail 2.72%

Con-way, Inc.	548,400	$24,201
Ryder System, Inc.	446,500	42,368
Total		66,569

Semiconductors & Semiconductor Equipment 3.49%

Broadcom Corp. Class A	491,900	21,297
Freescale Semiconductor Ltd.*	310,898	12,672
NVIDIA Corp.	1,636,900	34,252
NXP Semiconductors NV (Netherlands)*(a)	173,500	17,413
Total		85,634

Software 0.83%

Electronic Arts, Inc.*	346,300	20,368

Textiles, Apparel & Luxury Goods 1.06%

PVH Corp.	245,000	26,107

Total Common Stocks (cost $1,985,158,757)		2,431,924

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.83%

Repurchase Agreement

Repurchase Agreement dated 3/31/2015, Zero Coupon due 4/1/2015 with Fixed Income Clearing Corp. collateralized by $19,125,000 of U.S. Treasury Note at 3.50% due 2/15/2018; value: $20,625,796; proceeds: $20,220,716 (cost $20,220,716)	$20,221	20,221

Total Investments in Securities 100.04% (cost $2,005,379,473)		2,452,145

Liabilities in Excess of Cash and Other Assets (0.04)%		(909)

Net Assets 100.00%		$2,451,236

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,431,924	$—	$—	$2,431,924
Repurchase Agreement	—	20,221	—	20,221
Total	$2,431,924	$20,221	$—	$2,452,145

(1)	Refer to Note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2015.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Notes to Schedule of Investments (unaudited)(concluded)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of March 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of March 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,006,904,771
Gross unrealized gain	489,754,457
Gross unrealized loss	(44,514,659)
Net unrealized security gain	$445,239,798

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Item 2: Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 28, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 28, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 28, 2015